Reconciliation of profit before taxation to headline operating profit - Summary of Reconciliation of Operating (Loss)/Profit to Headline Operating Profit (Details) - GBP (£) £ in Millions	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Reconciliation of operating profit to headline operating profit [Abstract]
Profit before taxation	£ 98	£ 338
Finance and investment income	(49)	(74)
Finance costs	178	210
Revaluation and retranslation of financial instruments	(11)	35
Profit before interest and taxation	238	439
Earnings from associates	(17)	(16)
Operating profit	221	423
Goodwill impairment	116	0
Impairment of investments in associates	0	23
Amortisation and impairment of acquired intangible assets	32	57
Restructuring and transformation costs	32	131
Property-related restructuring costs	13	22
Gains on disposal of investments and subsidiaries	(2)	(8)
Gains on disposal of property	0	(2)
Headline operating profit	412	646
Impairment loss recognised in profit or loss, property, plant and equipment	£ 5	£ 4